Focused Dividend Strategy II Portfolio
Focused Dividend Strategy II Portfolio
INVESTMENT GOAL
The investment goal of the Focused Dividend Strategy II Portfolio (the “Portfolio”) is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on pages 10-12 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-48 of the Portfolio’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused Dividend Strategy II Portfolio (USD $)		Focused Dividend Strategy II Portfolio A Shares	Focused Dividend Strategy II Portfolio C Shares	Focused Dividend Strategy II Portfolio W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred sales Charge (Load) (as a percentage of the lesser of the amount redeemed or the original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 10-12 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused Dividend Strategy II Portfolio		Focused Dividend Strategy II Portfolio A Shares	Focused Dividend Strategy II Portfolio C Shares	Focused Dividend Strategy II Portfolio W Shares
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Other Expenses	[1]	0.32%	0.34%	0.55%
Total Annual Fund Operating Expenses Before Fee Waiver Expense Reimbursement		1.27%	1.94%	1.15%
Fee Waiver and/or Expense Reimbursement	[2][3]	(0.02%)	(0.04%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	1.25%	1.90%	1.05%
[1]	"Other expenses" have been estimated because the Portfolio had not commenced operations on the date of this Prospectus.
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver or reimbursement occurred.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.25%, 1.90% and 1.05% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focused Dividend Strategy II Portfolio (USD $)	1 Year	3 Years
Focused Dividend Strategy II Portfolio A Shares	695	949
Focused Dividend Strategy II Portfolio C Shares	293	597
Focused Dividend Strategy II Portfolio W Shares	107	334

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Focused Dividend Strategy II Portfolio (USD $)	1 Year	3 Years
Focused Dividend Strategy II Portfolio A Shares	695	949
Focused Dividend Strategy II Portfolio C Shares	193	597
Focused Dividend Strategy II Portfolio W Shares	107	334

PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. The portfolio turnover rate is not available because the Portfolio had not commenced operations on the date of this Prospectus, but the Portfolio’s strategy may result in high portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategy is value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio’s net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000 Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Portfolio will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in a security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each in the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about May 1 each year, with the first annual consideration following the initial selection to occur on or about May 1, 2015. Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Focused Dividend Strategy II Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.

The Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio:

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g. derivatives for hedging purposes), the Portfolio may be more susceptible to general market declines than other mutual funds.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Portfolio has not commenced operations, and no performance is available. Updated performance information can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 ext. 6003.